Income taxes - Non Capital Losses Carry Forwards (Detail) $ in Thousands	Dec. 31, 2020 USD ($)
Capital Loss Carryforwards [Line Items]
Non-capital loss carryforwards	$ 1,478,580
Tax credits	76,473
Canada
Capital Loss Carryforwards [Line Items]
Non-capital loss carryforwards	552,564
U.S.
Capital Loss Carryforwards [Line Items]
Non-capital loss carryforwards	926,016
Tax Years 2021-2026
Capital Loss Carryforwards [Line Items]
Non-capital loss carryforwards	13,485
Tax credits	3,624
Tax Years 2021-2026 | Canada
Capital Loss Carryforwards [Line Items]
Non-capital loss carryforwards	58
Tax Years 2021-2026 | U.S.
Capital Loss Carryforwards [Line Items]
Non-capital loss carryforwards	13,427
Tax Years 2027 and after
Capital Loss Carryforwards [Line Items]
Non-capital loss carryforwards	1,465,095
Tax credits	72,849
Tax Years 2027 and after | Canada
Capital Loss Carryforwards [Line Items]
Non-capital loss carryforwards	552,506
Tax Years 2027 and after | U.S.
Capital Loss Carryforwards [Line Items]
Non-capital loss carryforwards	$ 912,589